Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Office furniture and fixtures	$ 25,321	$ 25,021
Less: Accumulated Depreciation	(8,240)	(4,813)
Property and equipment, net	$ 17,081	20,208
Successor [Member]
Office furniture and fixtures		25,021	$ 11,977
Less: Accumulated Depreciation		(4,813)	(998)
Property and equipment, net		$ 20,208	$ 10,979
Predecessor [Member]
Office furniture and fixtures
Less: Accumulated Depreciation
Property and equipment, net